Revenue - Summary of Contract Assets and Liabilities (Detail) - TWD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of contract assets and liabilities in relation to revenue [Abstract]
Contract assets	$ 389,016	$ 377,869	$ 299,835
Contract liabilities (Advance payments)		$ 1,231	$ 1,432